May 01, 2016

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

Supplement dated February 27, 2017 to the

Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Enhanced Core Bond Fund, a series of AMG Funds II (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective immediately, Class I shares of the Fund are hereby renamed Class Z shares and Class S shares of the Fund are hereby renamed Class I shares, and all references to Class I and Class S shares of the Fund in the Prospectus and SAI are hereby superseded with references to Class Z and Class I shares, respectively.

Also effective immediately, the Prospectus is hereby revised as follows:

The sections under "Summary of the Funds – AMG GW&K Enhanced Core Bond Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)[1]	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	ClassN	ClassI	ClassC	ClassZ
Management Fee[2]	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%	None
Other Expenses[2]	0.32%	0.42%	0.32%	0.32%

Total Annual Fund Operating Expenses	0.87%	0.72%	1.62%	0.62%

Fee Waiver and Expense Reimbursements[3]	(0.14)%	(0.14)%	(0.14)%	(0.14)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	0.73%	0.58%	1.48%	0.48%

[1]	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales of Class C shares currently outstanding.
[2]	Expense information has been restated to reflect current fees.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$75	$261	$466	$1,057
Class I	$59	$214	$384	$879
Class C	$151	$495	$866	$1,908
Class Z	$49	$182	$329	$759

The figures shown above for Class N, Class S and Class I shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$151	$495	$866	$1,908

The third paragraph of the section under "Summary of the Funds – AMG GW&K Enhanced Core Bond Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016) and outstanding Class I shares of the Fund (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class I and Class Z shares, respectively. The performance information for the Fund's Class C shares for periods prior to May 1, 2005 in the table below does not reflect the 1% sales load that was in effect until May 1, 2005. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.